Intangible Assets - Disclosure of Detailed Information about Movements in Carrying Amounts of Intangible Assets (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020		Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	$ 37,864		$ 13,012
Adjustments	(2,310)	[1]	33,633
Amortisation	(589)		(231)
Impairment (note 6)	(8,413)		(7,892)	$ (1,914)
Reclassification	(50)
Foreign exchange movements	1,792		(618)
Closing value	28,293		37,864	13,012
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	2,320
Adjustments		[1]	5,798
Amortisation
Impairment (note 6)	(2,480)		(3,287)
Reclassification
Foreign exchange movements	160		(192)
Closing value			2,320
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	25,075		201
Adjustments	(2,310)	[1]	25,076
Amortisation	(589)		(202)
Impairment (note 6)	(2,037)
Reclassification
Foreign exchange movements	1,523
Closing value	21,662		25,075	201
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	10,205		12,463
Adjustments		[1]	2,726
Amortisation
Impairment (note 6)	(3,694)		(4,563)
Reclassification
Foreign exchange movements	120		(420)
Closing value	6,631		10,205	12,463
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	263		348
Adjustments		[1]	33
Amortisation			(29)
Impairment (note 6)	(202)		(83)
Reclassification	(50)
Foreign exchange movements	(11)		(6)
Closing value			$ 263	$ 348

[1]	During the year, a financial liability relating to a shareholder loan on the balance sheet of Frederick's of Hollywood (FOH) on the acquisition of FOH Online Corp Inc. was derecognised as the stock purchase agreement stipulated the transaction was debt free. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest.